Subsequent Events (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	Dec. 31, 2014	Feb. 23, 2015
Subsequent Event [Line Items]
Cash dividend payable, per share	$ 0.07
Subsequent Event [Member]
Subsequent Event [Line Items]
Cash dividend payable, per share		$ 0.07
Cash dividend payable		$ 1.2